Xtrackers S&P 500 Value Scored & Screened ETF Investment Risks	Nov. 12, 2025
Xtrackers S&P 500 Value Scored & Screened ETF | Risk Diversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk. To the extent the fund becomes non-diversified under the 1940 Act, the fund may invest a greater portion of its assets in securities of individual issuers than it could if it were diversified under the 1940 Act. This means the fund could invest in securities of fewer issuers. Thus, the performance of one or a small number of portfolio holdings could affect overall performance.